Shareholder Report, Holdings (Details) - C000039420	Jun. 30, 2024
Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Republic of Panama
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sultanate of Oman
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Republic of Angola
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Arab Republic of Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Republic of Turkiye
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Republic of Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AA Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
A Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	31.10%
BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.30%